Related party transactions (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Statement [Line Items]
Amount owed to executive officer	$ 0		$ 0		$ 140,012
Accounts payable and accrued liabilities- related party	9,133		$ 9,133		$ 0
Performance Share Units
Statement [Line Items]
Performance Share Units Granted			0	400,000
Director
Statement [Line Items]
Directors remuneration expense	$ 33,201	$ 49,932	$ 99,716	$ 104,345
CEO and COO
Statement [Line Items]
Performance Share Units Granted			0	500,000
Exercise price					$ 1.30
Expiry date			Jan. 25, 2028
Proceeed from secured loan agreement			$ 1,200,000
Monthly payments			$ 6,000
Annual interest rate			6.00%
Independent director
Statement [Line Items]
Warrants issued for consulting services				1,000,000
Fair value				$ 533,206